FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / liter $ / gal	Dec. 31, 2019 USD ($)	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on derivatives in other comprehensive income	$ 4,513	$ 0
Borrowings	390,670	284,049
Term loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	210,000	0
Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	700	600
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 117,500	84,400
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Gains (losses) on derivatives in other comprehensive income	$ (1,200)	1,200
Financial assets at fair value through profit or (loss)	(4,100)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on OCI	$ 2,300
Commodity price risk | Silver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)	$ 3,000
Commodity price risk | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of hedges	$ 2,000	300
Commodity price risk | Marigold | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price ($/gallon and $/litre) | $ / gal	1.43
Fair value of hedges	$ 1,900
Commodity price risk | Seabee | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price ($/gallon and $/litre) | $ / liter	0.39
Fair value of hedges	$ 100
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on derivatives in other comprehensive income	500	1,000
Financial assets at fair value through profit or (loss)	$ (400)
Currency risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price ($/gallon and $/litre) | $ / $			1.35	1.32
Currency risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price ($/gallon and $/litre) | $ / $			1.42	1.38
Currency risk | TRY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Currency risk | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	25.00%
Currency risk | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of hedges	$ 1,200	400
Currency risk | Marigold | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of hedges	800
Currency risk | Seabee | Diesel hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of hedges	$ 500
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)	$ 4,000	$ 3,300
Weighted average interest rate earned on cash and cash equivalent	0.16%	1.80%
Interest rate risk | London Interbank Offered Rate (LIBOR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on earnings (loss)	$ 400
Interest rate risk | London Interbank Offered Rate (LIBOR) | Minimum | Term loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis	3.50%
Interest rate risk | London Interbank Offered Rate (LIBOR) | Minimum | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis	2.25%
Interest rate risk | London Interbank Offered Rate (LIBOR) | Maximum | Term loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis	3.70%
Interest rate risk | London Interbank Offered Rate (LIBOR) | Maximum | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis	3.75%
Interest rate risk | Interest rate swap contract | London Interbank Offered Rate (LIBOR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of hedges	$ 1,900
Interest rate risk | Interest rate swap contract | London Interbank Offered Rate (LIBOR) | Term loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount, outstanding term loan balance as part of acquisition, percentage	37.00%